Fair value of assets and liabilities	12 Months Ended
Dec. 31, 2024
Fair value of assets and liabilities [abstract]
Fair value of assets and liabilities
34 Fair value of assets and liabilities
a) Valuation methods
The estimated fair values represent the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is a market-based measurement, which is based on assumptions that market participants would use and takes into account the characteristics of the asset or liability that market participants would take into account when pricing the asset or liability.
Fair values of financial assets and liabilities are based on quoted prices in active market where available. When such quoted prices are not available, the fair value is determined by using valuation techniques.
b) Valuation control framework
The valuation control framework covers the product approval process (PARP), pricing, market data assessment and independent price verification (IPV), valuation adjustments, model use, fair value hierarchy and day one profit or loss. Valuation processes are governed by various governance bodies, including Local Parameter Committees, the Global Valuation and Impairment Committee, the Market Data Committee and the Valuation Model Committee. All relevant committees meet on a regular basis (monthly/quarterly), where the agenda covers the aforementioned valuation controls.
The Global Valuation and Impairment Committee is responsible for the oversight and the approval of the outcome of impairments (other than loan loss provisions) and valuation processes. It oversees the quality and coherence of valuation methodologies and performance. The Valuation Model Committee is responsible for the approval of all valuation models used for the Fair valuation (IFRS) and Prudent Valuation (CRR) of positions measured at fair value. The Local Parameter Committee discusses the valuation results and monitors the performance of the valuation activities carried out on local or regional level. The Global Financial Markets Parameter Committee reviews the consolidated valuation outcome and resulting P&L for Financial Market products, targeting a globally consistent treatment across Financial Markets. The Market Data Committee is responsible for the approval of the market data used in valuation.
c) Valuation adjustments
Valuation adjustments are an integral part of the fair value. They are the adjustments to the output from a valuation technique in order to appropriately determine a fair value in accordance with IFRS13. ING considers various fair value adjustments including Bid-Offer adjustments, Model Risk adjustments, Bilateral Valuation Adjustments (BVA, consisting of Credit Valuation Adjustments or CVA, and Debit valuation Adjustments or DVA), Collateral Valuation Adjustment (CollVA) and Funding Valuation Adjustment (FVA).
For financial instruments where the fair value at initial recognition is based on one or more significant unobservable inputs, a difference between the transaction price and the fair value resulting from the internal valuation process can occur. Such difference is referred to as Day One Profit or Day One Loss (hereafter: DOP). ING defers material DOP of instruments with significant unobservable valuation inputs, which are the financial instruments classified as Level 3 and financial instruments with material unobservable inputs into CVA which are not necessarily classified as Level 3. The DOP is amortised over the life of the instrument, or until the significant unobservable inputs become observable, or until the significant unobservable inputs become non-significant. Both the impact on the profit and loss in 2024 and the DOP reserve is disclosed in the below table.
Deferred Day One Profit or Loss Reserve
The table below summarises the movement in the aggregate DOP not recognised when financial instruments were initially recognised, because of the use of valuation techniques for which not all the inputs were market observable data.

Deferred day one profit or loss reserve
in EUR million	2024	2023
Opening balance at 1 January	-90	-108
DOP deferred on new transactions during the period	-62	-83
DOP recognised in the statement of profit or loss during the period
–of which release	27	85
–of which amortisation and exchange differences	32	15
Closing balance at 31 December	-94	-90
The following table presents the model reserves for financial assets and liabilities.

Valuation adjustment reserves on financial assets and liabilities
in EUR million	2024	2023
Deferred Day One Profit or Loss	-94	-90
Own credit adjustments	-17	34
Bid/Offer	-130	-154
Model Risk	-33	-26
CVA	-123	-131
DVA	50	55
CollVA	-3	-4
FVA	-64	-68
Other valuation adjustments	2	0
Total Valuation Adjustments	-412	-385
Own Credit Adjustment
Own issued debt and structured notes that are designated at fair value through profit or loss are adjusted for ING's own credit risk by means of DVA.
Bid-Offer Adjustment
For positions priced based upon mid-market input parameters, Bid-Offer adjustments are required in order to reflect the valuation of that position based on bid price or offer price. In practice this adjustment accounts for the difference in valuation from ‘mid to bid’ and ‘mid to offer’ for long and short exposures respectively. In principle, assets are valued at the bid prices and liabilities are valued at the offer price. For certain assets or liabilities, where a market-quoted price is not available, the price used is the fair value that is most representative within the bid-offer spread.
Model Risk Adjustment
Financial instruments that are valued using a valuation model can be subject to model risk. Model risk is the risk of possible financial loss resulting from a pricing model or model-based parameter deficiencies and/or uncertainties.
Bilateral Valuation Adjustments (Credit and Debit Valuation Adjustments)
Bilateral Valuation Adjustment is the valuation adjustment reflecting the counterparty credit risk of derivative contracts. It has a bilateral nature, where both the counterparty’s credit risk (i.e. Credit Valuation Adjustment or CVA) and ING’s own credit risk (Debit Valuation Adjustment or DVA) are taken into account:
•CVA is the fair value adjustment applicable to derivative instruments to account for the possibility that the counterparty defaults (i.e. it is the market value of the counterparty’s credit risk).
•DVA is the fair value adjustment applicable to derivative instruments to account for the possibility that ING defaults (i.e. it is the market value of ING’s credit risk).
The calculation of CVA and DVA on derivatives is based on their expected exposures, and the counterparties’ and ING’s risk of default, taking into account the collateral agreements as well as netting agreements. The counterparties’ risk of default is measured by probability of default and expected loss given default, which is based on market information including credit default swap (CDS) spreads. Where counterparty CDS spreads are not available, relevant proxy spreads are used. Additionally, wrong-way risk (which occurs when the probability of default by the counterparty increases or decreases when ING’s exposure to the counterparty increases (decreases)) and right-way risk (which occurs when the probability of default by the counterparty increases (decreases) when ING’s exposure to the counterparty decreases (increases)) are included in the adjustment.
Collateral Valuation Adjustment (CollVA)
Collateral Valuation Adjustment is a fair valuation adjustment applied on derivative instruments to capture specific features of CSA (Credit Support Annex) with a counterparty that the regular OIS discounting framework does not capture. Non-standard CSA features may include deviations in relation to the currencies in which ING posts or receives collateral, deviations in the remuneration rate on collateral which may pay lower or higher rate than the overnight rate or even no interest at all; other deviations can be posting securities rather than cash as collateral.
Funding Valuation Adjustment (FVA)
Funding Valuation Adjustment (FVA) is a fair valuation adjustment applied on derivative instruments to address the asymmetry in funding costs or funding benefits between collateralised and uncollateralised derivative portfolios. This adjustment is based on the expected exposure profiles of the uncollateralised or partially collateralised OTC derivatives and market-based funding spreads.
Other Valuation Adjustments
This pertains to other valuation adjustments that are immaterial to ING. Most of the balance consists of the Market Price Uncertainty (MPU) adjustment in fair value, which accounts for the price uncertainty risk inherent in the valuation inputs to fair value.
d) Fair value hierarchy
ING Group has categorised its financial instruments that are either measured in the statement of financial position at fair value or of which the fair value is disclosed, into a three level hierarchy based on the observability of the valuation inputs. Highest priority is retained to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to valuation techniques supported by unobservable inputs.
Transfers into and transfers out of fair value hierarchy levels are made on a quarterly basis at the end of the reporting period.
Level 1 – (Unadjusted) quoted prices in active markets
This category includes financial instruments whose fair value is determined directly by reference to (unadjusted) quoted prices in an active market. A financial instrument is regarded as quoted in an active market if quoted prices are readily and regularly available from an exchange, dealer markets, brokered markets, or principal to principal markets. Those prices represent actual and regularly occurring market transactions with sufficient frequency and volume to provide pricing information on an ongoing basis. Transfers out of Level 1 into Level 2 or Level 3 occur when ING Group establishes that markets are no longer active and therefore (unadjusted) quoted prices no longer provide reliable pricing information.
Level 2 – Valuation technique supported by observable inputs
This category includes financial instruments whose fair value is based on market observable inputs, either directly or indirectly, other than quoted prices included within Level 1. The fair value for financial instruments in this category can be determined by reference to quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, inputs other than quoted prices that are observable or market-corroborated inputs. ING analyses how the prices are derived and determines whether the prices are liquid tradable prices or model-based consensus prices taking various data as inputs.
For financial instruments that do not have a reference price available, fair value is determined using a valuation technique (e.g., a model), where inputs in the model are taken from an active market or are observable, such as interest rates and yield curves observable at commonly quoted intervals, implied volatilities, and credit spreads.
Instruments where inputs are unobservable are classified in this category, provided that the impact of those unobservable inputs on the overall valuation is insignificant. The notion of significant is particularly relevant for the distinction between Level 2 and Level 3 assets and liabilities, as the significance assessment of the valuation input on the entire fair value measurement will determine whether the instrument should be classified as Level 2 or Level 3. Expert judgement is required on the significance assessment approach.
Level 3 – Valuation technique supported by unobservable inputs
This category includes financial instruments whose fair value is determined using a valuation technique for which a significant part of the overall valuation is driven by unobservable valuation inputs. Where valuation inputs are unobservable, the Group must use the best information available to value the instruments. This may require internally derived inputs taking into account market participants' assumptions that are reasonably available, including assumptions on the risk inherent in a particular valuation technique used to measure fair value and the risk inherent in the inputs to the valuation technique. Unobservable inputs may include, among others, volatility, correlation, spreads to discount rates, default rates, recovery rates, prepayment rates, and certain credit spreads.
Financial instruments at fair value
The fair values of the financial instruments were determined as follows:

Methods applied in determining fair values of financial assets and liabilities (carried at fair value)
	Level 1		Level 2		Level 3		Total
in EUR million	2024	2023	2024	2023	2024	2023	2024	2023
Financial Assets
Financial assets at fair value through profit or loss
- Equity securities	20,789	15,438	15	3	141	150	20,945	15,590
- Debt securities	7,485	4,825	4,596	4,081	3,505	3,364	15,586	12,270
- Derivatives	1	39	31,792	27,134	475	535	32,268	27,708
- Loans and receivables	0	0	62,168	63,316	6,614	4,131	68,782	67,446
	28,275	20,302	98,571	94,533	10,734	8,179	137,580	123,015
Financial assets at fair value through other comprehensive income
- Equity securities	2,292	1,622	0	0	270	263	2,562	1,885
- Debt securities	39,859	35,848	2,360	2,433	0	0	42,219	38,281
- Loans and receivables	0	0	1,608	275	0	676	1,608	951
	42,151	37,470	3,967	2,707	270	938	46,389	41,116
Financial liabilities
Financial liabilities at fair value through profit or loss
– Debt securities	1,455	1,088	8,445	7,635	67	47	9,966	8,770
– Deposits	0	0	45,014	57,063	0	13	45,014	57,076
– Trading securities	3,631	3,604	12	41	10	0	3,653	3,645
– Derivatives	45	41	27,528	24,437	694	670	28,267	25,148
	5,131	4,733	80,998	89,175	770	729	86,900	94,638
The following methods and assumptions were used by ING Group to estimate the fair value of the financial instruments:
Equity securities
Instrument description: Equity securities include stocks and shares, corporate investments and private equity investments.
Valuation: If available, the fair values of publicly traded equity securities and private equity securities are based on quoted market prices. In the absence of active markets, fair values are estimated by analysing the investee’s financial position, result, risk profile, prospect, price, earnings comparisons and revenue multiples. Additionally, reference is made to valuations of peer entities where quoted prices in active markets are available. For equity securities, best market practice will be applied using the most relevant valuation method. All non-listed equity investments, including investments in private equity funds, are subject to a standard review framework which ensures that valuations reflect the fair values.
Fair value hierarchy: The majority of equity securities are publicly traded, and quoted prices are readily and regularly available. Hence, these securities are classified as Level 1. Equity securities which are not traded in active markets mainly include corporate investments, fund investments and other equity securities and are classified as Level 3.
Debt securities
Instrument description: Debt securities include government bonds, financial institutions bonds and Asset-backed securities (ABS).
Valuation: Where available, fair values for debt securities are generally based on quoted market prices. Quoted market prices are obtained from an exchange market, dealer, broker, industry group, pricing service, or regulatory service. The quoted prices from non-exchange sources are reviewed on their tradability of market prices. If quoted prices in an active market are not available, fair value is based on an analysis of available market inputs, which include consensus prices obtained from one or more pricing services. Furthermore, fair values are determined by valuation techniques discounting expected future cash flows using market interest rate curves, referenced credit spreads, maturity of the investment, and estimated prepayment rates where applicable.
Fair value hierarchy: Government bonds and financial institution bonds are generally traded in active markets. Where quoted prices are readily and regularly available, they are classified as Level 1. The remaining positions are classified as Level 2 or Level 3 depending on the trading activity and observability of prices. Asset backed securities for which no active market is available and a wide discrepancy in quoted prices exists, are classified as Level 3.
Derivatives
Instrument description: Derivative contracts can either be exchange-traded or over the counter (OTC). Derivatives include interest rate derivatives, FX derivatives, credit derivatives, equity derivatives and commodity derivatives.
Valuation: The fair value of exchange-traded derivatives is determined using quoted market prices in an active market and are classified as Level 1 of the fair value hierarchy. For instruments that are not actively traded, fair values are estimated based on valuation techniques. OTC derivatives and derivatives trading in an inactive market are valued using valuation techniques. The valuation techniques and inputs depend on the type of derivatives and the nature of the underlying instruments. The principal techniques used to value these instruments are based on, among others, discounted cash flows, option pricing models and Monte Carlo simulations. These valuation models calculate the present value of expected future cash flows, based on ‘no-arbitrage’ principles. The models are commonly used in the financial industry and inputs to the validation models are determined from observable market data where possible. Certain inputs may not be observable in the market, but can be determined from observable prices via valuation model calibration procedures. These inputs include prices available from exchanges, dealers, brokers or providers of pricing, yield curves, credit spreads, default rates, recovery rates, dividend rates, volatility of underlying interest rates, equity prices, and foreign currency exchange rates and reference is made to quoted prices, recently executed trades, independent market quotes and consensus data, where available. For uncollateralised OTC derivatives, ING applies Credit Valuation Adjustment to correctly reflect the counterparty credit risk in the valuation and Debit Valuation Adjustments to reflect the credit risk of ING for its counterparty. In addition, for these derivatives ING applies Funding Valuation Adjustment. See sections CVA/DVA and FVA in section c) Valuation Adjustments for more details regarding the calculation.
Fair value hierarchy: The majority of the derivatives are priced using observable inputs and are classified as Level 2. Derivatives for which the input cannot be implied from observable market data are classified as Level 3.
Loans and receivables
Instrument description: Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Loans and receivables carried at fair value include trading loans, being securities lending and similar agreement comparable to collateralised lending, syndicated loans, loans expected to be sold and receivables with regards to reverse repurchase transactions.
Valuation: The fair value of loans and receivables is generally estimated by discounting expected future cash flows using a discount rate that reflects credit risk, liquidity, and other current market conditions. The fair value of mortgage loans is estimated by taking into account prepayment behaviour.
Fair value hierarchy: Loans and receivables are predominantly classified as Level 2. Loans and receivables for which current market information about similar assets to use as observable, corroborated data for all significant inputs into a valuation model is not available, are classified as Level 3.
Financial liabilities at fair value through profit and loss
Instrument description: Financial liabilities at fair value through profit and loss include debt securities and debt instruments, primarily comprised of structured notes, which are held at fair value under the fair value option. Besides that, they include derivative contracts and repurchase agreements.
Valuation: The fair values of securities in the trading portfolio and other liabilities at fair value through profit or loss are based on quoted market prices, where available. For those securities not actively traded, fair values are estimated based on internal discounted cash flow valuation techniques using interest rates and credit spreads that apply to similar instruments.
Fair value hierarchy: The majority of the derivatives and debt instruments are classified as Level 2. Derivatives and debt instruments for which the input cannot be derived from observable market data are classified as Level 3.
e) Transfers between Level 1 and 2
As a consequence of change in observable inputs, ING recorded a EUR 0.8 billion transfer from Level 2 to Level 1 in debt securities measured at fair value through other comprehensive income. No significant transfers from Level 1 to Level 2 were recorded in the reporting period 2024.
f) Level 3: Valuation techniques and inputs used
Financial assets and liabilities in Level 3 include both assets and liabilities for which the fair value was determined using (i) valuation techniques that incorporate unobservable inputs as well as (ii) quoted prices which have been adjusted to reflect that the market was not actively trading at or around the balance sheet date. Unobservable inputs are inputs which are based on ING’s own assumptions about the factors that market participants would use in pricing an asset or liability, developed based on the best information available in the circumstances. Unobservable inputs may include volatility, correlation, spreads to discount rates, default rates and recovery rates, prepayment rates, and certain credit spreads. Valuation techniques that incorporate unobservable inputs are sensitive to the inputs used.
Of the total amount of financial assets classified as Level 3 as at 31 December 2024 of EUR 11.0 billion (31 December 2023: EUR 9.1 billion), an amount of EUR 9.6 billion (87.2%) (31 December 2023: EUR 7.0 billion, being 76.7%) is based on unadjusted quoted prices in inactive markets. As ING does not generally adjust quoted prices using its own inputs, there is no significant sensitivity to ING’s own unobservable inputs.
Furthermore, Level 3 financial assets include EUR 0.1 billion (31 December 2023: EUR 0.3 billion) which relates to financial assets that are part of structures that are designed to be fully neutral in terms of market risk. Such structures include various financial assets and liabilities for which the overall sensitivity to market risk is insignificant. Whereas the fair value of individual components of these structures may be determined using different techniques and the fair value of each of the components of these structures may be sensitive to unobservable inputs, the overall sensitivity is by design not significant.
The remaining EUR 1.3 billion (31 December 2023: EUR 1.8 billion) of the fair value classified in Level 3 financial assets is established using valuation techniques that incorporate certain inputs that are unobservable.
Of the total amount of financial liabilities classified as Level 3 as at 31 December 2024 of EUR 0.8 billion (31 December 2023: EUR 0.7 billion), an amount of EUR 0.6 billion (75.7%) (31 December 2023: EUR 0.4 billion, being 50.0%) is based on unadjusted quoted prices in inactive markets. As ING does not generally adjust quoted prices using its own inputs, there is no significant sensitivity to ING’s own unobservable inputs.
Furthermore, Level 3 financial liabilities include EUR 0.1 billion (31 December 2023: EUR 0.3 billion) which relates to financial liabilities that are part of structures that are designed to be fully neutral in terms of market risk. As explained above, the fair value of each of the components of these structures may be sensitive to unobservable inputs, but the overall sensitivity is by design not significant.
The remaining EUR 0.1 billion (31 December 2023: EUR 0.1 billion) of the fair value classified in Level 3 financial liabilities is established using valuation techniques that incorporates certain inputs that are unobservable.
The table below provides a summary of the valuation techniques, key unobservable inputs and the lower and upper range of such unobservable inputs, by type of Level 3 asset/liability. The lower and upper range mentioned in the overview represent the lowest and highest variance of the respective valuation input as actually used in the valuation of the different financial instruments. Amounts and percentages stated are unweighted. The range can vary from period to period subject to market movements and change in Level 3 position. Lower and upper bounds reflect the variability of Level 3 positions and their underlying valuation inputs in the portfolio, but do not adequately reflect their level of valuation uncertainty. For valuation uncertainty assessment, reference is made to section Sensitivity analysis of unobservable inputs (Level 3).

Valuation techniques and range of unobservable inputs (Level 3)
	Assets		Liabilities		Valuation techniques	Significant unobservable inputs	Lower range		Upper range
In EUR million	2024	2023	2024	2023			2024	2023	2024	2023
At fair value through profit or loss
Debt securities	3,504	3,364	10	0	Price based	Price (%)	0%	0%	120%	122%
						Price (price per share)	327	97	520	236
					Present value techniques	Credit spread (bps)	n.a.	94	n.a.	94
						Price (%)	95.85%	n.a.	100%	n.a.
Equity securities	141	150			Price based	Price (price per share)	0	0	5,475	5,457
Loans and advances	1,565	2,298	0	13	Price based	Price (%)	0%	0%	107%	117%
					Present value techniques	Credit spread (bps)	576	1	629	12
						Prepayment rate (%)	2%	n.a.	100%	n.a.
(Reverse) repos	5,050	1,832			Present value techniques	Interest rate (%)	2%	n.a.	2%	n.a.
Structured notes			67	47	Price based	Price (%)	93%	88%	104%	96%
					Option pricing model	Equity volatility (%)	n.a.	9%	n.a.	23%
						Equity/Equity correlation	0.7	0.8	0.7	0.9
						Equity/FX correlation	n.a.	-0.2	n.a.	0.6
						Dividend yield (%)	n.a.	0%	n.a.	4%
					Present value techniques	Credit spreads (bps)	n.a.	100	n.a.	101
						Prepayment rate (%)	99.59%	n.a.	100.09%	n.a.
Derivatives
– Rates	413	283	389	301	Option pricing model	Interest rate volatility (bps)	n.a.	1	n.a.	3
					Present value techniques	Reset spread (%)	2%	n.a.	2%	n.a.
						Prepayment rate (%)	n.a.	0%	n.a.	0%
– FX	6	2	8	3	Option pricing model	Implied volatility (%)	2%	3%	15%	18%
– Credit	39	216	241	343	Present value techniques	Credit spread (bps)	0	3	91	149
					Price based	Price (%)	0%	0%	100%	100%
– Equity	10	20	47	17	Option pricing model	Equity volatility (%)	7%	12%	81%	75%
						Equity/Equity correlation	0.0	0.2	1.0	1.0
						Equity/FX correlation	-0.6	-0.5	0.6	1.0
						Dividend yield (%)	0%	0%	33%	14%
					Price based	Price (%)	n.a.	0%	n.a.	21%
– Other	6	14	9	7	Option pricing model	Commodity volatility (%)	13.1%	11%	61%	94%
						Com/FX correlation	-0.40	n.a.	-0.25	n.a.
					Price based	Price (commodity)	68	n.a.	68	n.a.
At fair value through other comprehensive income
– Loans and advances		676			Price based	Price (%)	n.a.	85%	n.a.	96%
– Equity	270	263			Present value techniques	Credit spread (bps)	5.67	5.2	5.76	5.2
						Interest rate (%)	1.5%	4%	3.5%	4%
						Payout ratio (%)	70%	n.a.	90%	n.a.
					Price based	Price (%)	122%	122%	122%	122%
Total	11,005	9,118	770	729
[1]    The abbreviation n.a. stands for not applicable or not available.
Price
For securities where market prices are not available, fair value is measured by comparison with observable pricing data from similar instruments. Prices of 0% are distressed to the point that no recovery is expected, while prices significantly in excess of 100% or par are expected to pay a yield above current market rates.
Credit spreads
Credit spread is the premium above a benchmark interest rate required by the market participant to accept a lower credit quality. Higher credit spreads indicate lower credit quality and a lower value of an asset.
Volatility
Volatility is a measure for variation of the price of a financial instrument or other valuation input over time. Volatility is one of the key inputs in option pricing models. Typically, the higher the volatility, the higher value of the option. Volatility varies by the underlying reference (equity, commodity, foreign currency and interest rates), by strike, and maturity of the option. The minimum level of volatility is 0% and there is no theoretical maximum.
Correlation
Correlation is a measure of dependence between two underlying references which is relevant for valuing derivatives and other instruments having more than one underlying reference. High positive correlation (close to 1) indicates a strong positive (statistical) relationship, where underliers move, everything else equal, into the same direction. The same holds for a high negative correlation.
Interest rate
An interest rate is the amount of interest due per period, as a proportion of the amount lent, deposited, or borrowed.
Reset spread
Reset spreads are key inputs to mortgage-linked prepayment swaps valuation. Reset spread is the future spread at which mortgages will re-price at interest rate reset dates.
Dividend yield
Dividend yield is an important input for equity option pricing models showing how much dividends a company is expected to pay out each year relative to its share price. Dividend yields are generally expressed as an annualised percentage of share price.
Payout ratio
Dividend payout ratio is an input that shows the percentage of dividends a company is expected to pay out each year relative to its net income.
Prepayment rate
Prepayment rate is a key input to mortgage and loan valuation. Prepayment rate is the estimated rate at which mortgage borrowers will repay their mortgages early, e.g. 5% per year. Prepayment rate and reset spread are key inputs to mortgage-linked prepayment swaps valuation.
Level 3: Changes during the period

Changes in Level 3 Financial assets
	Trading assets		Non-trading derivatives		Financial assets mandatorily at FVPL		Financial assets designated at FVPL		Financial assets at FVOCI		Total

In EUR million	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Opening balance as at 1 January	848	873	286	421	3,499	1,849	3,547	3,492	938	891	9,118	7,526
Realised gain/loss recognised in the statement of profit or loss during the period [1]	-175	235	-38	-142	294	-33	-54	-383		0	28	-322
Revaluation recognised in other comprehensive income during the period [2]									-3	-6	-3	-6
Purchase of assets	486	1,246	198	76	4,424	2,208	1,600	873	154	331	6,862	4,735
Sale of assets	-111	-889	-257	-55	-1,605	-1,109	-10	-138	-418	-243	-2,402	-2,433
Maturity/settlement	-140	-1,005	-7	-15	-294	-576	-988	-292	-20	-22	-1,449	-1,910
Reclassifications	0	0	0	0	0	723	0	0	0	5	0	728
Transfers into Level 3	370	879	0	0	615	981	30	1	0	0	1,014	1,860
Transfers out of Level 3	-454	-459	-114	0	-1,214	-534	-3	0	-384	0	-2,169	-994
Exchange rate differences	0	-31	0	0	5	-9	-2	-9	9	-10	12	-59
Changes in the composition of the group and other changes	0	0	0	0	-1	0	0	2	-5	-8	-6	-6
Closing balance	824	848	68	286	5,721	3,499	4,121	3,547	270	938	11,005	9,118

[1] Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amounts includes EUR -41 million (2023: EUR 316 million) of unrealised gains and losses recognised in the statement of profit or loss.
[2] Revaluation recognised in other comprehensive income is included on the line ‘Net change in fair value of debt instruments at fair value through other comprehensive income’.
In 2024 and 2023, transfers into and out of Level 3 of financial assets mandatorily at fair value mainly relate to (long- term) reverse repurchase transactions for which the valuation being significantly impacted by unobservable inputs and no longer significantly impacted by unobservable inputs, respectively.
In 2024, the transfer into Level 3 trading assets consisted of cross currency swap trades, which were transferred to Level 3 as a result of the valuation being significantly impacted by unobservable inputs. Conversely, the transfer out of Level 3 in trading assets and non-trading derivatives primarily involved derivative instruments, as their valuations were no longer significantly impacted by unobservable inputs.
In 2024, the transfer out of Level 3 of financial assets at FVOCI relates to HtC&S portfolio transferred to Level 2 resulting from change in methodology.
In 2023, the transfer into Level 3 trading assets is mainly driven by debt securities that are part of a structure transferred into level 3 due to market illiquidity which decreased observability for an input.

Changes in Level 3 Financial liabilities
	Trading liabilities		Non-trading derivatives		Financial liabilities designated as at fair value through profit or loss		Total

in EUR million	2024	2023	2024	2023	2024	2023	2024	2023
Opening balance as at 1 January	382	229	301	449	47	54	729	732
Realised gain/loss recognised in the statement of profit or loss during the period[1]	-104	224	-98	-151	-5	-2	-206	72
Additions	55	53	190	72	29	18	274	142
Redemptions	-12	-102	-209	-53	0	-2	-222	-156
Maturity/settlement	-15	-13	-7	-16	-4	-1	-26	-30
Transfers into Level 3	364	40	0	0	34	32	399	72
Transfers out of Level 3	-33	-49	-111	0	-34	-54	-179	-102
Exchange rate differences	0	0	0	0	0	0	0	0
Closing balance	637	382	67	301	67	47	770	729
[1]Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amount includes EUR -206 million (2023: EUR 72 million) of unrealised gains and losses recognised in the statement of profit or loss.

In 2024, the transfers into Level 3 mainly consisted of trading liabilities attributed to cross currency swap trades transferred into Level 3 as a result of the valuation being significantly impacted by unobservable inputs. The transfers out of Level 3 for non-trading derivatives are driven by interest rate swap trades, which were reclassified out of Level 3 as their valuations were no longer influenced by significantly unobservable inputs.
In 2023, transfers of financial liabilities into and out of Level 3 mainly consisted of structured notes, measured as designated at fair value through profit or loss. The structured notes were transferred out of Level 3 as the valuation was no longer impacted by significantly unobservable inputs.
g) Recognition of unrealised gains and losses in Level 3
Amounts recognised in the statement of profit or loss relating to unrealised gains and losses during the year that relate to Level 3 assets and liabilities are included in the line item ‘Valuation results and net trading income’ in the statement of profit or loss.
h) Level 3: Sensitivity analysis of unobservable inputs
Where the fair value of a financial instrument is determined using inputs which are unobservable and which have a more than insignificant impact on the fair value of the instrument, the actual value of those inputs at the balance date may be drawn from a range of reasonably possible alternatives. In line with market practice, the upper and lower bounds of the range of alternative input values reflect a level of valuation certainty. The actual levels chosen for the unobservable inputs in preparing the financial statements are consistent with the valuation methodology used for fair valued financial instruments.
In practice, valuation uncertainty is measured and managed per exposure to individual valuation inputs (i.e. risk factors) at portfolio-level across different product categories. Where the disclosure looks at individual Level 3 inputs, the actual valuation adjustments may also reflect the benefits of portfolio offsets.
This disclosure does not attempt to indicate or predict future fair value movement. The numbers in isolation give limited information as in most cases these Level 3 assets and liabilities should be seen in combination with other instruments (for example as a hedge) that are classified as Level 2.
The valuation uncertainty in the table below is broken down by related risk class rather than by product. The possible impact of a change of unobservable inputs in the fair value of financial instruments where unobservable inputs are significant to the valuation is as follows:

Sensitivity analysis of Level 3 instruments
	Positive fair value movements from using reasonable possible alternatives		Negative fair value movements from using reasonable possible alternatives
in EUR million	2024	2023	2024	2023
Equity (equity derivatives, structured notes)	21	18	-20	-9
Interest rates (Rates derivatives, FX derivatives)	5	3	0	0
Credit (Debt securities, Loans, structured notes, credit derivatives)	2	45	-27	-54
Loans and advances	0	3	0	-17
	28	69	-47	-80
i) Financial instruments not measured at fair value
The following table presents the estimated fair values of the financial instruments not measured at fair value in the statement of financial position.

Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost)
	Carrying Amount		Carrying amount presented as fair value[1]		Level 1		Level 2		Level 3		Total fair value
in EUR million	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Financial Assets
Loans and advances to banks	21,770	16,709	3,195	2,722			15,614	11,430	2,957	2,511	21,766	16,662
Loans and advances to customers	683,611	647,313	18,291	15,681			18,626	14,602	630,493	593,098	667,410	623,381
Securities at amortised cost	50,273	48,313			42,871	40,041	2,908	4,277	2,523	1,693	48,303	46,010
	755,655	712,335	21,486	18,403	42,871	40,041	37,149	30,308	635,973	597,302	737,479	686,053

Financial liabilities
Deposits from banks	16,723	23,257	4,348	3,764			8,208	15,066	3,943	3,968	16,499	22,799
Customer deposits	691,661	650,276	582,387	556,060			61,916	52,486	46,984	41,063	691,287	649,609
Debt securities in issue[2]	142,367	124,670			79,254	62,197	61,651	42,606	2,000	20,450	142,905	125,253
Subordinated loans	17,878	15,401			17,968	15,050	389	311			18,357	15,361
	868,630	813,603	586,735	559,824	97,221	77,248	132,164	110,469	52,927	65,482	869,048	813,022
1     In accordance with IFRS and for the purpose of this disclosure, the carrying amount of financial instruments with an immediate on demand feature is presented as fair value.
2     In 2023, debt securities included a commercial paper issued classified as Level 3. Following a change in valuation technique in 2024, it transferred to Level 2.

The aggregation of the fair values presented above does not represent, and should not be construed as representing, the underlying value of ING Group. These fair values were calculated for disclosure purposes only. The carrying amount of financial instruments presented in the above table includes, when applicable, the fair value hedge adjustment, this explains why (for these cases) the carrying amount approximates fair value.
Loans and advances to banks
For short-term receivables from banks carrying amounts represent a reasonable estimate of the fair value. The fair value of long-term receivables from banks is estimated by discounting expected future cash flows using a discount rate based on specific available market data, such as interest rates and appropriate spreads that reflects current credit risk or quoted bonds.
Loans and advances to customers
For short-term loans, carrying amounts represent a reasonable estimate of the fair value. The fair value of long-term loans is estimated by discounting expected future cash flows using a discount rate that reflects current credit risk, current interest rates, and other current market conditions where applicable. The fair value of mortgage loans is estimated by taking into account prepayment behaviour. Loans with similar characteristics are aggregated for calculation purposes.
Securities at amortised cost
Where available, fair values for debt securities are generally based on quoted market prices. Quoted market prices are obtained from an exchange market, dealer, broker, industry group, pricing service, or regulatory service. The quoted prices from non-exchange sources are reviewed on their tradability of market prices. If quoted prices in an active market are not available, fair value is based on an analysis of available market inputs, which include consensus prices obtained from one or more pricing services. Furthermore, fair values are determined by valuation techniques discounting expected future cash flows using market interest rate curves, referenced credit spreads, maturity of the investment, and estimated prepayment rates where applicable.
Deposits from banks
For short-term payables to banks carrying amounts represent a reasonable estimate of the fair value. The fair value of long-term payables to banks is estimated by discounting expected future cash flows using a discount rate based on available market interest rates and appropriate spreads that reflect ING’s own credit risk.
Customer deposits
In the current interest rate environment, there is significant embedded value in our on-demand deposits. However, for the purpose of this disclosure and in accordance with IFRS, the carrying amounts of deposits with an immediate on demand feature are presented as fair value.
The fair value of deposits with fixed contractual terms has been estimated based on discounting future cash flows using the interest rates currently applicable to deposits of similar maturities.
Debt securities in issue
The fair value of debt securities in issue is generally based on quoted market prices, or if not available, on estimated prices by discounting expected future cash flows using a current market interest rate and credit spreads applicable to the yield, credit quality and maturity.
Subordinated loans
The fair value of publicly traded subordinated loans are based on quoted market prices when available. Where no quoted market prices are available, fair value of the subordinated loans is estimated using discounted cash flows based on interest rates and credit spreads that apply to similar instruments